Inventories and pre-publication costs (Tables)	12 Months Ended
Dec. 31, 2025
Inventories and pre-publication costs
Summary of inventories and pre-publication costs

	2024 GBPm	2025 GBPm
Pre-publication costs	302	291
Finished goods	29	20
Total	331	311